Related-party transactions - Summary of transactions with key management personnel (Details) - Executive and corporate officers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related-party transactions
Short-term benefits	€ 2,563	€ 2,181	€ 1,995
Post-employment benefits	(397)	71	101
Share-based payment	10,274	1,296	1,584
Net total	€ 12,440	€ 3,548	€ 3,680